Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance income expense [line items]
Share based payment of net (loss) gain	$ (1,211)	$ 898	$ (1,774)
Difference on share based payment gain loss	2,109
Interest expense on lease liabilities	116	124	111
Interest expenses	(4,016)	(4,168)
Net finance income/(cost) excluding exceptional items	(5,959)	(4,355)	(6,844)
Mark to market gain (loss)	(1,008)	878	(1,722)
Unwinding of discount	306	374	245
Interest expense on bonds	102	110	116
Interest on provisions	41	42	38
Brazilian tax credits	481
Income from interest on brazilian tax credits	315	118
Gain (loss) on early termination	(795)	84	(260)
Gain (loss) on remeasurement of deferred considerations	80	90	0
Foreign exchange translation losses on intragroup loans		52
Brazilian federal tax regularization program [member]
Disclosure of finance income expense [line items]
Interest expenses		(34)
Delta Corporation Ltd [member]
Disclosure of finance income expense [line items]
Write off company investment	$ (15)	$ (188)	$ 0
Bottom of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	3.00%
Top of range [member]
Disclosure of finance income expense [line items]
Borrowing costs capitalised	4.00%